N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS
INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2016 (unaudited)
Principal	Fair
Amount	Value
CORPORATE BONDS (95.0%)

Consumer Discretionary (28.3%)
AMC Networks Inc 5.000% 04/01/24	$80,000	$80,500
AMC Entertainment Inc 5.750% 06/15/25	85,000	85,850
Allegion US Holdings Co 5.750% 10/01/21	30,000	31,312
Altice SA - 144A 7.750% 05/15/22	200,000	213,500
American Axle & MFG Inc 6.625% 10/15/22	80,000	84,600
BC Mountain LLC - 144A 7.000% 02/01/21	30,000	28,687
Boyd Gaming Corp - 144a 6.375% 04/01/26	55,000	58,987
CCO Holdings LLC/Cap Corp - 144A 5.125% 05/01/23	45,000	46,968
CCO Holdings LLC/Cap Corp - 144A 5.375% 05/01/25	40,000	41,950
CCOH Safari LLC-144A 5.750% 02/15/26	75,000	79,500
CCO Holdings LLC/Cap Corp - 144A 5.875% 04/01/24	260,000	277,394
CCO Holdings LLC/Cap Corp - 144A 5.500% 05/01/26	60,000	62,550
(4)(5)Caesars Entertainment 8.500% 02/15/20	155,000	161,975
(4)(5)Caesars Operating Escrow 9.000% 02/15/20	320,000	330,800
(4)(5)Caesars Entertainment 9.000% 02/15/20	35,000	36,137
(1)Chinos Intermediate Holdings - 144A 8.500% 05/01/19	52,125	19,546
Cinemark USA Inc 4.875% 06/01/23	85,000	85,425
Claire's Stores Inc - 144A 9.000% 03/15/19	160,000	87,200
iHeartCommunications Inc 9.000% 03/01/21	135,000	100,575
Clear Channel Worldwide 7.625% 03/15/20	50,000	48,000
Clear Channel Worldwide 7.625% 03/15/20	165,000	163,556
Clear Channel Worldwide 6.500% 11/15/22	95,000	95,712
*Clear Channel Worldwide 6.500% 11/15/22	330,000	343,612
*Dana Holding Corp 6.000% 09/15/23	135,000	140,400
Dana Holding Corp 5.500% 12/15/24	25,000	25,500
Dish DBS Corp 6.750% 06/01/21	100,000	108,000
*Dish DBS Corp 5.875% 07/15/22	145,000	149,021
Dish DBS Corp 5.000% 03/15/23	195,000	189,638
Dish DBS Corp 5.875% 11/15/24	185,000	182,688
Dish DBS Corp - 144A 7.750% 07/01/26	25,000	26,563
Tegna Inc - 144A 4.875% 09/15/21	15,000	15,600
Tegna Inc - 144A 5.500% 09/15/24	50,000	51,625
Gates Global LLC - 144A 6.000% 07/15/22	45,000	42,750
General Motors Co 4.875% 10/02/23	135,000	146,262
General Motors Finl Co 4.250% 05/15/23	35,000	36,352
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	53,775
Goodyear Tire & Rubber 5.125% 11/15/23	35,000	36,488
Goodyear Tire & Rubber 5.000% 05/31/26	25,000	25,719
HD Supply Inc CMT - 144A 5.250% 12/15/21	40,000	42,300
HD Supply Inc - 144A 5.750% 04/15/24	55,000	57,750
Hanesbrands Inc - 144A 4.625% 05/15/24	30,000	30,788
Hanesbrands Inc - 144A 4.875% 05/15/26	30,000	30,675
Harrahs Operating Co Inc 11.250% 06/01/17	160,000	164,800
Hilton Escrow LLC - 144A 4.250% 09/01/24	15,000	15,300
Hilton Worldwide Finance 5.625% 10/15/21	35,000	36,050
Hughes Satellite Systems - 144A 5.250% 08/01/26	25,000	24,688
Hughes Satellite Systems - 144A 6.625% 08/01/26	10,000	9,650
iHeartCommunications Inc 10.625% 03/15/23	45,000	33,525
International Game Tech - 144A 6.500% 02/15/25	200,000	215,500
Interval Acquistion Corp 5.625% 04/15/23	70,000	72,275
Inventiv Health Inc - 144A 9.000% 01/15/18	105,000	107,822
Inventiv Health Inc - 144A 10.000% 08/15/18	58,359	59,964
Inventiv Health Inc - 144A 10.000% 08/15/18	15,000	15,000
Inventiv Health Inc - 144A 10.000% 08/15/18	21,000	21,000
Isle of Capri Casinos 5.875% 03/15/21	60,000	62,625
L Brands Inc 6.750% 07/01/36	60,000	64,537
Lear Corp 5.250% 01/15/25	65,000	70,363
LTF Merger Sub Inc - 144A 8.500% 06/15/23	80,000	82,400
*MGM Resort Intl 7.750% 03/15/22	220,000	255,200
MGM Resort Intl 6.750% 10/01/20	30,000	33,600
*MGM Resorts Intl 5.250% 03/31/20	80,000	85,200
MGM Resorts Intl 6.000% 03/15/23	155,000	168,175
MGP Escrow Issuer/Co - 144A 5.625% 05/01/24	10,000	10,847
MGM Growth LP/MGP Escrow - 144A 4.500% 09/01/26	30,000	30,000
Neiman Marcus - 144A 8.000% 10/15/21	40,000	33,400
(1)Neiman Marcus - 144A 8.750% 10/15/21	80,000	62,800
Midcontinent Comm & Fin - 144A 6.875% 08/15/23	70,000	74,550
Nexstar Broadcasting, Inc 6.875% 11/15/20	110,000	114,263
Nexstar Broadcasting, Inc - 144A 6.125% 02/15/22	15,000	15,488
Nielsen Finance LLC - 144A 5.000% 04/15/22	135,000	139,388
Numericable -SFR - 144A 7.375% 05/01/26	200,000	204,438
Omega US Sub LLC - 144A 8.750% 07/15/23	75,000	81,563
BC/New Red Finance Inc - 144A 6.000% 04/01/22	100,000	104,750
JC Penney Corp 6.375% 10/15/36	90,000	77,400
Quebecor Media 5.750% 01/15/23	155,000	161,200
RHP Hotel PPTY 5.000% 04/15/21	130,000	133,900
RSI Home Products Inc - 144A 6.500% 03/15/23	100,000	105,500
Radio Systems Corp - 144A 8.375% 11/01/19	115,000	120,031
Regal Entertainment Grp 5.750% 06/15/23	10,000	10,150
Regal Entertainment Grp 5.750% 03/15/22	55,000	56,788
Rivers Pittsburgh LP/Fin - 144A 6.125% 08/15/21	15,000	15,488
Sabre GLBL Inc - 144A 5.375% 04/15/23	65,000	66,788
Sabre GLBL Inc - 144A 5.250% 11/15/23	40,000	40,700
Sally Holdings 5.750% 06/01/22	30,000	31,275
Sally Holdings/Sallys Cap 5.625% 12/01/25	30,000	32,288
*Serta Simmons Hldgs LLC - 144A 8.125% 10/01/20	185,000	193,325
Service Corp Intl 7.500% 04/01/27	135,000	158,625
Service Corp Intl 5.375% 05/15/24	15,000	15,900
Sirius XM Radio INC - 144A 5.750% 08/01/21	25,000	26,175
Sirius XM Radio INC - 144A 6.000% 07/15/24	40,000	42,650
Sirius XM Radio INC - 144A 5.375% 04/15/25	150,000	154,875
Sirius XM Radio INC - 144A 5.375% 07/15/26	40,000	41,100
Six Flags Inc - 144A 4.875% 07/31/24	20,000	20,200
Tempur Sealy Intl Inc 5.625% 10/15/23	65,000	68,413
Tempur Pedic Internation - 144A 5.500% 06/15/26	40,000	41,200
Tenneco Inc 5.000% 07/15/26	35,000	35,438
Time Inc - 144A 5.750% 04/15/22	80,000	78,550
(4)(5)UCI International LLC 8.625% 02/15/19	120,000	25,200
Videotron Ltd - 144A 5.375% 06/15/24	35,000	36,400
Vista Outdoor Inc - 144A 5.875% 10/01/23	70,000	73,150
Wynn Las Vegas LLC/Corp - 144A 5.500% 03/01/25	150,000	151,875
ZF NA Capital - 144A 4.750% 04/29/25	180,000	189,000
Zayo Group LLC/Zayo Cap - 144A 6.375% 05/15/25	50,000	53,000
Zayo Group LLC/Zayo Cap - 144A 6.000% 04/01/23	85,000	89,250
8,771,225
Consumer Staples (2.5%)
Albertsons Cos LLC/Safew - 144A 6.625% 06/15/24	30,000	31,200
Bumble Bee Acquisition - 144A 9.000% 12/15/17	118,000	118,590
Central Garden & Pet Co. 6.125% 11/15/23	50,000	53,500
HRG Group Inc 7.750% 01/15/22	50,000	51,813
Post Holdings Inc - 144A 6.000% 12/15/22	15,000	15,844
Post Holdings Inc - 144A 7.750% 03/15/24	75,000	84,000
Post Holdings Inc - 144A 8.000% 07/15/25	45,000	51,497
Reynolds Group 5.750% 10/15/20	145,000	149,531
Reynolds GRP ISS/Reynold - 144A 7.000% 07/15/24	25,000	26,813
Rite Aid Corp - 144A 6.125% 04/01/23	90,000	97,125
Spectrum Brands Inc 6.625% 11/15/22	25,000	27,000
Spectrum Brands Inc 5.750% 07/15/25	30,000	32,400
Treehouse Foods Inc - 144A 6.000% 02/15/24	30,000	32,288
771,601
Energy (8.0%)
Alberta Energy Co LTD 8.125% 09/15/30	15,000	17,729
Alberta Energy Co LTD 7.375% 11/01/31	5,000	5,514
Antero Resources Finance 6.000% 12/01/20	10,000	10,334
Antero Resources Corp 5.375% 11/01/21	40,000	40,450
Antero Resources Corp 5.125% 12/01/22	20,000	20,150
Antero Resources Corp 5.625% 06/01/23	15,000	15,281
Antero Midstream Part/FI - 144A 5.375% 09/15/24	25,000	25,313
Blue Racer Mid LLC/Finan - 144A 6.125% 11/15/22	80,000	78,200
Boardwalk Pipelines LP 5.950% 06/01/26	40,000	44,223
Carrizo Oil & Gas Inc 6.250% 04/15/23	20,000	19,800
Chesapeake Energy Corp 6.875% 11/15/20	15,000	14,025
Chesapeake Energy Corp - 144A 8.000% 12/15/22	87,000	88,196
Chesapeake Midstream PT 6.125% 07/15/22	65,000	67,485
CSI Compressco LP/Compre 7.250% 08/15/22	20,000	18,900
Continental Resources 4.500% 04/15/23	65,000	62,400
Crestwood Midstream Part 6.125% 03/01/22	10,000	10,100
Crestwood Midstream Partners 6.250% 04/01/23	35,000	35,438
Denbury Resources Inc - 144A 5.500% 05/01/22	100,000	71,750
Denbury Resources Inc 4.625% 07/15/23	65,000	43,225
EP Ener/Everest Acq Fin 7.750% 09/01/22	60,000	35,700
Encana Corp 6.625% 08/15/37	50,000	52,422
Enlink Midstream Partner 4.400% 04/01/24	50,000	48,825
Halcon Resources Corp - 144A 8.625% 02/01/20	20,000	20,100
Hiland Part Lp/Corp - 144A 7.250% 10/01/20	60,000	62,175
Laredo Petroleum Inc 5.625% 01/15/22	35,000	33,950
Meg Energy Corp - 144A 6.375% 01/30/23	75,000	59,344
Meg Energy Corp - 144A 7.000% 03/31/24	110,000	86,900
MPLX LP 5.500% 02/15/23	75,000	77,482
MPLX LP 4.875% 12/01/24	30,000	31,029
MPLX LP 4.875% 06/01/25	120,000	123,994
Newfield Exploration Co 5.750% 01/30/22	70,000	72,275
Oasis Petroleum Inc 6.500% 11/01/21	30,000	28,650
Oasis Petroleum Inc 6.875% 01/15/23	50,000	47,750
Oasis Petroleum Inc - 144A 6.875% 03/15/22	80,000	76,600
Encana Corp 7.200% 11/01/31	15,000	16,650
Parsley Energy LLC/Finan - 144A 6.250% 06/01/24	15,000	15,488
RSP Permian Inc 6.625% 10/01/22	25,000	26,188
Range Resources Corp 4.875% 05/15/25	40,000	38,400
Regency Energy Partners 5.500% 04/15/23	50,000	51,619
Regency Energy Partners 5.875% 03/01/22	20,000	22,053
Regency Energy Partners 5.000% 10/01/22	15,000	15,832
SM Energy Co 6.500% 01/01/23	15,000	15,150
SM Energy Co 6.125% 11/15/22	20,000	20,000
SM Energy Co 5.625% 06/01/25	30,000	28,200
Sabine Pass Liquefaction - 144A 5.000% 03/15/27	35,000	35,875
Sanchez Energy Corp 7.750% 06/15/21	20,000	17,600
Sanchez Energy Corp 6.125% 01/15/23	50,000	40,125
Targa Resources Partners 5.250% 05/01/23	10,000	10,125
Targa Resources Partners 4.250% 11/25/23	10,000	9,662
Targa Resources Partners - 144A 6.750% 03/15/24	55,000	58,850
Targa Resources Partners - 144A 5.125% 02/01/25	15,000	15,018
Tesoro Corp 5.875% 10/01/20	77,000	79,310
Tesoro Corp 6.125% 10/15/21	35,000	36,575
Tesoro Logistics LP/CORP 6.250% 10/15/22	25,000	26,687
Tesoro Logistics LP/CORP 6.375% 05/01/24	25,000	26,813
Whiting Petroleum Corp 5.750% 03/15/21	60,000	56,100
Whiting Petroleum Corp 6.250% 04/01/23	80,000	73,000
WPX Energy Inc 6.000% 01/15/22	10,000	9,981
WPX Energy Inc 5.250% 09/15/24	15,000	14,138
WPX Energy Inc 8.250% 08/01/23	90,000	96,750
2,401,898
Financials (7.0%)
Adient Global Holdings - 144A 4.875% 08/15/26	40,000	40,050
Ally Financial Inc 5.125% 09/30/24	25,000	26,500
Ally Financial Inc 4.625% 03/30/25	135,000	138,375
Ally Financial Inc 4.625% 05/19/22	45,000	46,350
Ally Financial Inc 5.750% 11/20/25	40,000	41,850
Ally Financial Inc 4.250% 04/15/21	95,000	96,781
Argos Merger Sub Inc - 144A 7.125% 03/15/23	175,000	183,312
Avaya Inc - 144A 7.000% 04/01/19	80,000	59,000
(2)Bank of America Corp 8.000% 12/29/49	170,000	173,400
Cit Group Inc - 144A 5.500% 02/15/19	115,000	121,756
Cit Group Inc 3.875% 02/19/19	95,000	97,019
Communications Sales & L - 144A 8.250% 10/15/23	105,000	110,196
Corrections Corp of America 4.625% 05/01/23	113,000	99,158
Corrections Corp of America 5.000% 10/15/22	25,000	22,625
Diamond 1 Fin/Diamond 2 - 144A 5.450% 06/15/23	60,000	64,287
Diamond 1 Fin/Diamond 2 - 144A 6.020% 06/15/26	75,000	82,223
Diamond 1 Fin/Diamond 2 - 144A 5.875% 06/15/21	20,000	21,249
Double Eagle Acq Sub Inc 7.500% 10/01/24	50,000	50,875
Equinix Inc 5.875% 01/15/26	35,000	37,625
Geo Group Inc 5.125% 04/01/23	20,000	17,000
Geo Group Inc 5.875% 01/15/22	75,000	67,500
GEO Group Inc 5.875% 10/15/24	10,000	8,600
GEO Group Inc 6.000% 04/15/26	25,000	21,250
Infinity Acq LLC/FI Corp - 144A 7.250% 08/01/22	60,000	52,200
Intl Lease Fin Corp 6.250% 05/15/19	55,000	59,606
*Intl Lease Fin Corp 5.875% 04/01/19	210,000	224,963
Intl Lease Fin Corp 4.625% 04/15/21	10,000	10,475
James Hardie Intl Fin - 144A 5.875% 02/15/23	20,000	21,200
Nielsen Co Lux Sarl - 144A 5.500% 10/01/21	20,000	20,875
Realogy Group/CO Issuer - 144A 5.250% 12/01/21	15,000	15,783
WMG Acquisition Corp - 144A 6.000% 01/15/21	71,000	73,663
WMG Acquisition Corp - 144A 5.625% 04/15/22	15,000	15,525
2,121,271
Health Care (11.5%)
Alere Inc 6.500% 06/15/20	25,000	25,000
Alere Inc - 144A 6.375% 07/01/23	30,000	30,600
Care Capital Properties - 144A 5.125% 08/15/26	40,000	39,993
DJO Finco Inc/DJO Finance - 144A 8.125% 06/15/21	155,000	143,763
Davita Inc 5.000% 05/01/25	70,000	70,263
HCA Inc 5.250% 04/15/25	50,000	53,313
*HCA Inc 5.375% 02/01/25	320,000	330,400
HCA Inc 5.875% 02/15/26	140,000	149,275
HCA Inc 5.250% 06/15/26	50,000	53,125
*HCA Inc 7.500% 02/15/22	350,000	401,625
Healthsouth Corp 5.750% 11/01/24	65,000	67,315
Healthsouth Corp 5.750% 09/15/25	30,000	31,275
Hill Rom Holding Inc - 144A 5.750% 09/01/23	60,000	64,038
Hologic Inc - 144A 5.250% 07/15/22	80,000	84,900
Kindred Healthcare Inc 8.750% 01/15/23	105,000	105,000
Kinetics Concept/KCI USA 10.500% 11/01/18	145,000	152,431
Kinetics Concept/KCI USA - 144A 7.875% 02/15/21	35,000	37,888
Kinetics Concept/KCI USA - 144A 9.625% 10/01/21	145,000	145,000
Mallinckrodt Fin/SB - 144A 4.875% 04/15/20	25,000	25,500
Mallinckrodt Fin/SB - 144A 5.500% 04/15/25	45,000	42,750
Mallinckrodt Fin/SB - 144A 5.625% 10/15/23	30,000	28,725
Tenet Healthcare Corp 6.000% 10/01/20	30,000	31,725
Tenet Healthcare Corp 8.000% 08/01/20	130,000	131,300
Tenet Healthcare Corp 4.750% 06/01/20	15,000	15,225
Tenet Healthcare Corp 4.500% 04/01/21	40,000	40,250
Tenet Healthcare Corp 8.125% 04/01/22	275,000	275,000
Tenet Healthcare Corp 6.750% 06/15/23	85,000	79,050
21st Century Oncology - 144A 11.000% 05/01/23	65,040	55,365
VRX Escrow Corp - 144A 5.875% 05/15/23	210,000	181,125
VRX Escrow Corp - 144A 6.125% 04/15/25	140,000	120,575
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	25,000	24,250
Valeant Pharmaceuticals - 144A 6.750% 08/15/21	90,000	84,600
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	150,000	139,125
Valeant Pharmaceuticals - 144A 7.500% 07/15/21	295,000	285,590
3,545,359
Industrials (11.1%)
Acco Brands Corp 6.750% 04/30/20	70,000	73,850
ADT Corp 3.500% 07/15/22	95,000	91,437
AECOM - 144A 5.750% 10/15/22	20,000	21,006
AECOM - 144A 5.875% 10/15/24	30,000	32,025
Air Medical Merger Sub - 144A 6.375% 05/15/23	75,000	72,563
Aircastle Ltd 5.125% 03/15/21	10,000	10,687
Aircastle Ltd 5.000% 04/01/23	75,000	78,562
Allegion Plc 5.875% 09/15/23	15,000	16,163
Ashtead Capital Inc - 144A 6.500% 07/15/22	40,000	42,050
Associated Materials Inc 9.125% 11/01/17	15,000	14,138
Avis Budget Car Rental 5.500% 04/01/23	80,000	80,700
Avis Budget Car/ Finance - 144A 5.125% 06/01/22	20,000	20,063
Avis Budget Car/ Finance - 144A 6.375% 04/01/24	50,000	51,000
Belden Inc - 144A 5.500% 09/01/22	105,000	109,463
Bombardier Inc - 144A 7.500% 03/15/25	90,000	82,913
CNH Industrial Capital 4.375% 11/06/20	45,000	47,025
CNH Industrial Capital 4.875% 04/01/21	70,000	74,375
Clean Harbors Inc 5.250% 08/01/20	80,000	82,200
Clean Harbors Inc 5.125% 06/01/21	25,000	25,625
Energizer Holdings Inc - 144A 5.500% 06/15/25	75,000	77,250
FGI Operating Co LLC 7.875% 05/01/20	85,000	70,550
General Cable Corp 5.750% 10/01/22	95,000	90,250
Great Lakes Dredge & Dock 7.375% 02/01/19	115,000	112,700
H&E Equipment Services 7.000% 09/01/22	90,000	94,950
Hillman Group Inc - 144A 6.375% 07/15/22	75,000	70,313
Hertz Corp 7.375% 01/15/21	85,000	88,294
Hertz Corp 6.250% 10/15/22	135,000	139,050
Hertz Corp 5.875% 10/15/20	25,000	25,781
Hertz Corp - 144A 5.500% 10/15/24	40,000	39,850
Herc Rentals Inc- 144A 7.500% 06/01/22	40,000	41,400
Herc Rental Inc - 144A 7.750% 06/01/24	75,000	77,062
Iron Mountain Inc 6.000% 08/15/23	75,000	80,063
(1)Jack Cooper Enterprises - 144A 11.250% 03/15/19	49,123	12,772
Jack Cooper Holdings Corp 9.250% 06/01/20	120,000	81,600
Klx Inc - 144A 5.875% 12/01/22	85,000	87,975
Kratos Defense & Sec 7.000% 05/15/19	75,000	69,750
Manitowoc Foodservice 9.500% 02/15/24	25,000	28,625
NXP BV/NXP Funding LLC - 144A 4.625% 06/01/23	200,000	218,750
Oshkosh Corp 5.375% 03/01/22	45,000	47,363
Oshkosh Corp 5.375% 03/01/25	20,000	20,925
Renaissance Acquisition - 144A 6.875% 08/15/21	35,000	32,813
SPX Flow Inc - 144A 5.625% 08/15/24	20,000	20,300
SPX Flow Inc - 144A 5.875% 08/15/26	25,000	25,281
Sensata Technologies - 144A 4.875% 10/15/23	65,000	67,600
Terex Corp 6.500% 04/01/20	65,000	66,625
Terex Corp 6.000% 05/15/21	140,000	143,150
Transdigm Inc 6.500% 05/15/25	85,000	88,506
Triumph Group Inc 4.875% 04/01/21	80,000	76,600
*United Rentals North Am 6.125% 06/15/23	70,000	73,413
UR Financing Escrow Corp 7.625% 04/15/22	85,000	90,525
United Rentals North Am 5.875% 09/15/26	35,000	36,050
XPO Logistics Inc - 144A 6.500% 06/15/22	90,000	93,825
XPO Logistics Inc - 144A 6.125% 09/01/23	20,000	20,500
3,436,306
Information Technology (9.8%)
ACI Worldwide Inc - 144A 6.375% 08/15/20	55,000	56,856
Amkor Technologies Inc 6.625% 06/01/21	70,000	72,100
Amkor Technologies Inc 6.375% 10/01/22	115,000	118,738
Anixter Inc 5.500% 03/01/23	80,000	83,800
Cogent Comm Finance Inc 5.625% 04/15/21	90,000	91,350
Cogent Communications GR - 144A 5.375% 03/01/22	65,000	66,950
Commscope Inc - 144A 5.500% 06/15/24	25,000	26,250
Commscope Tech Finance - 144A 6.000% 06/15/25	125,000	133,281
Entegris Inc - 144A 6.000% 04/01/22	100,000	103,500
Equinix Inc 5.375% 01/01/22	20,000	21,150
Equinix Inc 5.750% 01/01/25	10,000	10,625
First Data Corp - 144A 5.375% 08/15/23	168,000	173,040
First Data Corp - 144A 7.000% 12/01/23	42,000	44,415
First Data Corporation-144A 5.750% 01/15/24	380,000	390,450
Infor US Inc 6.500% 05/15/22	195,000	197,437
(1)Infor Software Parent 7.125% 05/01/21	105,000	101,850
Italics Merger Sub - 144A 7.125% 07/15/23	95,000	88,825
MagnaChip Semiconductor 6.625% 07/15/21	95,000	84,787
Micron Technology Inc - 144A 5.250% 01/15/24	115,000	110,400
Micron Technology Inc - 144A 7.500% 09/15/23	35,000	38,875
Microsemi Corp - 144A 9.125% 04/15/23	75,000	85,500
Plantronics Inc - 144A 5.500% 05/31/23	40,000	41,200
Project Homestake Merger - 144A 8.875% 03/01/23	100,000	106,875
Sabine Pass Liquefaction 6.250% 03/15/22	100,000	109,250
*Sabine Pass Liquefaction 5.750% 05/15/24	100,000	107,625
Sabine Pass Liquefaction - 144A 5.875% 06/30/26	25,000	27,171
Sinclair Television Group 6.125% 10/01/22	105,000	110,775
Sinclair Television Group - 144A 5.625% 08/01/24	20,000	20,450
Sinclair Television Group - 144A 5.125% 02/15/27	20,000	19,550
Western Digital Corp - 144A 7.375% 04/01/23	65,000	71,500
Western Digital Corp - 144A 10.500% 04/01/24	150,000	174,000
*Zebra Technologies Corp - 144A 7.250% 10/15/22	140,000	151,725
3,040,300
Materials (4.5%)
Ardagh Packaging Fin - 144A 3.652% 12/15/19	200,000	202,760
Ashland Inc 4.750% 08/15/22	170,000	176,800
Berry Plastics Corp 5.125% 07/15/23	10,000	10,150
Berry Plastics Escrow 6.000% 10/15/22	20,000	21,100
Boise Cascade - 144A 5.625% 09/01/24	15,000	15,225
Chemours Co 6.625% 05/15/23	60,000	58,500
Chemours Co 7.000% 05/15/25	20,000	19,650
Freeport-McMoran Inc 3.550% 03/01/22	20,000	18,200
Freeport-McMoran Inc 4.550% 11/14/24	10,000	9,062
GCP Applied Technologies - 144A 9.500% 02/01/23	50,000	57,123
WR Grace & Co-Conn - 144A 5.625% 10/01/24	10,000	10,875
Hexion US Finance Corp 6.625% 04/15/20	175,000	154,000
Hexion US Fin/Nova Scoti 8.875% 02/01/18	85,000	80,962
Huntsman International LLC 4.875% 11/15/20	10,000	10,425
Huntsman International LLC - 144A 5.125% 11/15/22	120,000	124,800
Ineos Group Holdings SA - 144A 5.625% 08/01/24	200,000	196,250
LSB Industries 7.750% 08/01/19	105,000	105,525
(4)(5)Noranda Aluminium Acquisition 11.000% 06/01/19	40,000	400
Novelis Inc - 144A 6.250% 08/15/24	25,000	26,531
Novelis Inc - 144A 5.875% 09/30/26	30,000	30,712
(4)(5)Reichhold Industries Inc - 144A 9.000% 05/08/17	103,629	0
Scotts Miracle Gro Co - 144A 6.000% 10/15/23	55,000	58,575
Valvoline Finco Two LLC - 144A 5.500% 07/15/24	5,000	5,238
Versum Materials Inc 5.500% 09/30/24	10,000	10,275
1,403,138
Telecommunication Services (11.2%)
Centurylink Inc 5.800% 03/15/22	50,000	51,250
Centurylink Inc 6.750% 12/01/23	105,000	109,200
Centurylink Inc 5.625% 04/01/25	30,000	28,725
Everest Acq LLC 9.375% 05/01/20	180,000	127,350
Frontier Communications 6.875% 01/15/25	40,000	35,400
Frontier Communications 10.500% 09/15/22	25,000	26,500
Frontier Communications 11.000% 09/15/25	175,000	182,656
GCI Inc 6.750% 06/01/21	60,000	61,635
Intelsat Luxembourg Holdings 7.750% 06/01/21	80,000	26,800
*Intelsat Jackson Holdings 7.250% 10/15/20	375,000	290,625
Intelsat Jackson Holdings 7.250% 04/01/19	45,000	36,196
Intelsat Jackson Holdings 7.500% 04/01/21	35,000	26,425
Intelsat Jackson Holdings 5.500% 08/01/23	115,000	79,637
Level 3 Financing Inc 5.125% 05/01/23	20,000	20,600
Level 3 Financing Inc 5.375% 05/01/25	55,000	57,337
Level 3 Financing Inc 5.375% 01/15/24	35,000	36,465
Level 3 Communications 5.750% 12/01/22	55,000	57,475
Neptune Finco Corp - 144A 10.875% 10/15/25	200,000	234,000
Qwest Capital Funding 7.750% 02/15/31	60,000	58,200
SBA Communications - 144A 4.875% 09/01/24	50,000	50,375
Sprint Capital Corp 6.875% 11/15/28	30,000	28,162
Sprint Capital Corp 8.750% 03/15/32	385,000	392,700
Sprint Capital Corp - 144A 9.000% 11/15/18	55,000	60,706
Sprint Corp 7.250% 09/15/21	55,000	55,206
*Sprint Corp 7.875% 09/15/23	545,000	548,406
Sprint Corp 7.625% 02/15/25	50,000	49,500
T-Mobile USA Inc 6.633% 04/28/21	90,000	94,725
T-Mobile USA Inc 6.731% 04/28/22	190,000	199,500
T-Mobile USA Inc 6.500% 01/15/26	40,000	44,250
US Cellular Corp 6.700% 12/15/33	75,000	75,375
*Windstream Corp 7.750% 10/01/21	170,000	169,575
Windstream Corp 7.500% 04/01/23	15,000	14,325
Windstrem Services LLC 7.500% 06/01/22	110,000	105,600
Windstream Services LLC 6.375% 08/01/23	40,000	36,300
3,471,181
Utilities (1.1%)
AES Corp 7.375% 07/01/21	50,000	57,376
AES Corp 6.000% 05/15/26	20,000	21,150
Dynegy Inc 7.375% 11/01/22	80,000	79,000
Dynegy Inc 7.625% 11/01/24	75,000	73,650
NRG Energy Inc 7.875% 05/15/21	9,000	9,405
NRG Energy Inc 6.250% 07/15/22	40,000	40,600
NRG Energy Inc - 144A 6.625% 01/15/27	50,000	49,000
330,181

TOTAL CORPORATE BONDS (COST: $29,315,839)	$29,292,460

TERM LOANS (0.6%)

Materials (0.6%)
^(1)Reichhold Holdings International (Senior Secured Note) 15.000% 03/31/17	49,937	49,937
^(1)Reichhold Holdings International (Senior Secured Note) 12.000% 03/31/17	92,943	92,943
^Reichhold LLC 12.000% 03/31/17	35,000	35,000
TOTAL LOANS (COST: $177,113)	$177,879

COMMON STOCKS (0.2%)
Energy (0.2%)	Shares
Halcon Resources Corp ($164,178)	7,372	$69,149

PRIVATE EQUITY (0.3%)	Shares
Materials (0.3%)
^(4)Reichhold Cayman (COST: $120,561)	162	$103,356

SHORT-TERM SECURITIES (2.9%)	Shares
(2)Wells Fargo Institutional Bank Deposit Account 0.250% (COST: $887,452)	887,452	$887,452

TOTAL INVESTMENTS IN SECURITIES (COST: $30,665,143) (99.0%)	$30,530,296
OTHER ASSETS LESS LIABILITIES (1.0%)	454,750

NET ASSETS (100.0%)	$30,985,046

(1) Interest or dividend is paid-in-kind, when applicable.
(2) Variable rate security. The rates for these securities are as of September 30, 2016.
(3) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4) Non-income producing security.
(5) Issue is in default.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $11,998,165, representing 38.7% of net assets as of September 30, 2016.

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# When-issued purchase as of September 30, 2016.
^ Illiquid security. Total market value of illiquid securities amount to $281,145. Representing 0.9% of new assets as of September 30, 2016.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 30, 2016 (unaudited)
Fair
Shares	Value
COMMON STOCKS (96.2%)

Energy (86.1%)
Archrock Inc	620,000	$8,109,600
BP PLC	140,000	4,922,400
Baker Hughes Inc	550,000	27,758,500
*Callon Petroleum Co	470,000	7,379,000
*Carrizo Oil & Gas Inc	370,000	15,029,400
Cimarex Energy Co.	100,000	13,437,000
*Concho Resources Inc	100,000	13,735,000
*Continental Resources Inc	305,000	15,847,800
Devon Energy Corp	165,000	7,278,150
*Diamondback Energy	130,000	12,550,200
Enbridge Inc	310,000	13,711,300
*Exterran Corp	145,000	2,273,600
Exxon Mobil Corp	130,000	11,346,400
*FMC Technologies Inc	350,000	10,384,500
*Fairmount Santrol Holdings	1,080,000	9,158,400
*Forum Energy Technologies Inc	880,000	17,476,800
Halliburton Company	560,000	25,132,800
*Helix Energy Solutions Group	750,000	6,097,500
*Independence Contract Drilling Inc	390,000	2,047,500
Kinder Morgan Inc	1,220,000	28,218,600
National Oilwell Varco Inc	240,000	8,817,600
*Newfield Exploration	80,000	3,476,800
*Oil States Intl Inc	660,000	20,836,200
ONEOK Inc	130,000	6,680,700
*PDC Energy Inc	60,000	4,023,600
*Parsley Energy Inc	670,000	22,451,700
Patterson-Uti Energy Inc	360,000	8,053,200
Phillips 66	140,000	11,277,000
Pioneer Natural Resources	115,000	21,349,750
RPC Inc	1,280,000	21,504,000
*RSP Permian Inc	300,000	11,634,000
*Sanchez Energy Corp	40,000	353,600
Schlumberger Ltd	130,000	10,223,200
Semgroup Corp	150,000	5,304,000
Spectra Energy Corp	500,000	21,375,000
Superior Energy Services	1,480,000	26,492,000
Tesoro Corp	255,000	20,287,800
TransCanada Corp	200,000	9,512,000
US Silica Holdings Inc	650,000	30,264,000
Valero Energy Corp	260,000	13,780,000
*Whiting Petroleum Corp	370,000	3,233,800
Williams Companies Inc	260,000	7,989,800
*Weatherford International PL	825,000	4,636,500
545,450,700
Industrials (1.7%)
Canadian Pacific Railway LTD	70,000	10,689,000

Materials (3.5%)
Westlake Chemical Corp	145,000	7,757,500
Lyondellbasell Indu Class A	180,000	14,518,800
22,276,300
Utilities (4.9%)
CenterPoint Energy Inc	390,000	9,059,700
MDU Resources Group Inc	520,000	13,228,800
OGE Energy Corp	280,000	8,853,600
31,142,100

TOTAL COMMON STOCKS (COST: $551,199,904)	$609,558,100

SHORT-TERM SECURITIES (3.2%)	Shares
^ Wells Fargo Institutional Bank Deposit Account 0.250% (COST: $20,453,065)	20,453,065	$20,453,065

TOTAL INVESTMENTS IN SECURITIES (COST: $571,652,969) (99.4%)	$630,011,165
OTHER ASSETS LESS LIABILITIES (0.6%)	3,730,981

NET ASSETS (100.0%)	$633,742,146

*Non-income producing
^Variable rate security; rate shown represents rate as of September 30, 2016

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments September 30, 2016 (unaudited)
Fair
Quantity	Value
COMMON STOCKS (98.9%)

Consumer Discretionary (10.2%)
Lowe's Companies Inc	9,700	$700,437
*O'Reilly Automotive Inc	1,500	420,165
Starbucks Corp	16,000	866,240
Walt Disney Company	15,000	1,392,900
3,379,742
Consumer Staples (11.4%)
Coca-Cola Co/The	22,500	952,200
Kimberly-Clark Corp	7,500	946,050
PepsiCo Inc	8,500	924,545
Procter & Gamble Co/The	11,000	987,250
3,810,045
Energy (6.9%)
Kinder Morgan Inc	21,000	485,730
Occidental Petroleum Corp	8,700	634,404
Schlumberger Ltd	5,500	432,520
Spectra Energy Corp	8,000	342,000
Tesoro Corp	5,000	397,800
2,292,454
Financials (12.8%)
BlackRock Inc	3,800	1,377,348
JP Morgan Chase & Co	17,000	1,132,030
US Bancorp	20,000	857,800
Wells Fargo & Company	20,000	885,600
4,252,778
Health Care (14.4%)
Becton Dickinson & Co	4,500	808,785
HCA Holdings Inc	6,000	453,780
Johnson & Johnson	6,000	708,780
Pfizer Inc	38,000	1,287,060
Thermo Fisher Scientific Inc	7,000	1,113,420
United Health Group Inc	3,000	420,000
4,791,825
Industrials (10.0%)
Covanta Holding Corp	47,000	723,330
General Electric Co	20,000	592,400
3M Co	3,700	652,051
Waste Management	11,000	701,360
Ingersoll - Rand	9,500	645,430
3,314,571
Information Technology (13.6%)
*Alphabet Inc - Class A	1,400	1,125,684
Apple Inc	3,000	339,150
HP Inc	70,000	1,087,100
International Business Machines	4,500	714,825
Qualcomm Inc	12,000	822,000
Visa Inc	5,500	454,850
4,543,609
Materials (5.1%)
Dow Chemical Co/The	15,000	777,450
Lyondellbasell Indu Class A	11,500	927,590
1,705,040
Telecommunication Services (7.1%)
AT&T Inc	33,000	1,340,130
Verizon Communications Inc	20,000	1,039,600
2,379,730
Utilities (7.4%)
Allete Inc	13,500	804,870
CenterPoint Energy Inc	20,000	464,600
Entergy Corp	5,800	445,034
Nextera Energy Inc	6,000	733,920
2,448,424

TOTAL COMMON STOCKS (COST: $28,277,742)	$32,918,218

SHORT-TERM SECURITIES (1.0%)	Shares
^ Wells Fargo Institutional Bank Deposit Account 0.250% (COST: $355,446)	355,446	$355,446

TOTAL INVESTMENTS IN SECURITIES (COST: $28,633,188) (99.9%)	$33,273,664
OTHER ASSETS LESS LIABILITIES (0.1%)	20,797

NET ASSETS (100.0%)	$33,294,461

^Variable rate security; rate shown represents rate as of September 30, 2016.
*Non-income producing

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments September 30, 2016 (unaudited)
Fair
Quantity	Value
COMMON STOCKS (99.6%)

Consumer Discretionary (5.6%)
Cracker Barrel Old Country Store Inc	7,500	$991,650
Kohls Corp	29,000	1,268,750
McDonalds Corp	28,000	3,230,080
5,490,480
Consumer Staples (21.3%)
Altria Group Inc	58,000	3,667,340
Coca-Cola Co/The	107,000	4,528,240
Kimberly-Clark Corp	23,000	2,901,220
PepsiCo Inc	27,000	2,936,790
Philip Morris International	25,000	2,430,500
Procter & Gamble Co/The	49,000	4,397,750
20,861,840
Energy (13.6%)
BP PLC	70,000	2,461,200
Chevron Corp	32,000	3,293,440
Exxon Mobil Corp	20,000	1,745,600
ONEOK Inc	20,000	1,027,800
Spectra Energy Corp	53,000	2,265,750
TransCanada Corp	53,000	2,520,680
13,314,470
Financials (10.6%)
Cincinnati Financial Corp	24,000	1,810,080
Mercury General Corp	43,000	2,358,550
Old Republic Intl Corp	85,000	1,497,700
People's United Financial Inc	80,000	1,265,600
Prudential Finl	20,000	1,633,000
Wells Fargo & Company	40,000	1,771,200
10,336,130
Health Care (7.8%)
Glaxosmithkline PLC - ADR	13,000	560,690
Johnson & Johnson	24,000	2,835,120
Merck & Co Inc	33,000	2,059,530
Pfizer Inc	65,000	2,201,550
7,656,890
Industrials (8.2%)
Caterpillar Inc	8,000	710,160
Deere & Co	16,500	1,408,275
Emerson Electric Co	28,000	1,526,280
Lockheed Martin Corp	6,500	1,558,180
3M Co	6,500	1,145,495
Waste Management	27,000	1,721,520
8,069,910
Information Technology (8.5%)
HP Inc	132,000	2,049,960
International Business Machines	17,000	2,700,450
Microsoft Corp	15,000	864,000
Qualcomm Inc	39,300	2,692,050
8,306,460
Materials (4.2%)
Dow Chemical Co/The	40,000	2,073,200
Lyondellbasell Indu Class A	25,000	2,016,500
4,089,700
Telecommunication Services (8.4%)
AT&T Inc	120,000	4,873,200
Verizon Communications Inc	65,000	3,378,700
8,251,900
Utilities (11.4%)
CenterPoint Energy Inc	78,000	1,811,940
Consolidated Edison Inc	23,000	1,731,900
Dominion Resources	12,000	891,240
Duke Energy Corp	19,000	1,520,760
MDU Resources Group Inc	42,000	1,068,480
PPL Corp	46,000	1,590,220
Southern Company	50,000	2,565,000
11,179,540

TOTAL COMMON STOCKS (COST: $88,037,446)	$97,557,320

SHORT-TERM SECURITIES (1.8%)	Shares
^ Wells Fargo Institutional Bank Deposit Account 0.250% (COST: $1,810,076)	1,810,076	$1,810,076

TOTAL INVESTMENTS IN SECURITIES (COST: $89,847,522)(101.4%)	$99,367,396
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)	(1,394,152)

NET ASSETS (100.0%)	$97,973,244

^Variable rate security; rate shown represents rate as of September 30, 2016.

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments September 30, 2016 (unaudited)
Fair
Quantity	Value
COMMON STOCKS (99.8%)

Energy (73.2%)
Alon USA Energy Inc	4,100	$33,046
BP PLC	4,800	168,768
Chevron Corp	700	72,044
Exxon Mobil Corp	450	39,276
Helmerich & Payne Inc	500	33,650
Occidental Petroleum Corp	1,100	80,212
ONEOK Inc	1,500	77,085
PBF Energy Inc	1,600	36,224
Royal Dutch Shell PLC - ADR	3,000	150,210
Semgroup Corp	2,300	81,328
Spectra Energy Corp	1,800	76,950
Statoil ASA - Spon ADR	3,200	53,760
Total SA	1,800	85,860
TransCanada Corp	1,600	76,096
Valero Energy Corp	1,500	79,500
Western Refining Inc	500	13,230
1,157,239
Industrials (4.4%)
Covanta Holding Corp	4,500	69,255

Materials (9.3%)
CF Industries Holdings Inc	600	14,610
Dow Chemical Co/The	1,300	67,379
Lyondellbasell Indu Class A	800	64,528
146,517
Telecommunication Services (2.8%)
AT&T Inc	1,100	44,671

Utilities (10.1%)
CenterPoint Energy Inc	2,500	58,075
Entergy Corp	800	61,384
Southern Company	800	41,040
160,499

TOTAL COMMON STOCKS (COST: $1,530,970)	$1,578,181

OTHER ASSETS LESS LIABILITIES (0.2%)	3,358

NET ASSETS (100.0%)	$1,581,539

ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
September 30, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund
Investments at cost	$30,665,143	$571,652,969	$28,633,188	$89,847,522	$1,530,970
Unrealized appreciation	$1,079,277	$92,442,472	$5,169,410	$10,802,208	$69,553
Unrealized depreciation	($1,214,124)	($34,084,276)	($528,934)	($1,282,334)	($22,342)
Net unrealized appreciation (depreciation)*	($134,847)	$58,358,196	$4,640,476	$9,519,874	$47,211

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$887,452	$0	$0	$887,452
Common Stocks	69,149	0	0	$69,149
Private Equities	0	0	103,356	103,356
Corporate Bonds	0	29,292,460	0	29,292,460
Term Loans	0	0	177,879	177,879
Total	$956,601	$29,292,460	$281,235	$30,530,296

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$20,453,065	$0	$0	$20,453,065
Common Stocks	609,558,100	0	0	609,558,100
Total	$630,011,165	$0	$0	$630,011,165

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$355,446	$0	$0	$355,446
Common Stocks	32,918,218	0	0	32,918,218
Total	$33,273,664	$0	$0	$33,273,664

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,810,076	$0	$0	$1,810,076
Common Stocks	97,557,320	0	0	97,557,320
Total	$99,367,396	$0	$0	$99,367,396

Integrity Energized Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	1,578,181	0	0	1,578,181
Total	$1,578,181	0	0	$1,578,181

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the nine months ended September 30, 2016. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the nine months ended September 30, 2016.

The changes of the fair value of investments during the nine months ended September 30, 2016, for which the High Income Fund used Level 3 inputs to determine the fair value are as follow:

					Change in unrealized
	Balance as			Accrued	appreciation/	Balance as
Asset Class	of 12/31/15	Purchases	Maturities	Discount	(depreciation)	of 9/30/16
Term Loans	$171,287	$6,593	$0	$1,034	($1,035)	$177,789
Private Equity	$88,938	$0	$0	$0	$14,418	$103,356

	Valuation	Unobservable		Impact to Valuation
Asset Class	Technique	Inputs	Multiple	From Input Increases
Term Loans	Market Approach	EBITDA Multiple	7.65x	N/A*
Private Equity	Market Approach	EBITDA Multiple	7.65x	Increase

* A decrease in the input would result in a decrease in the fair value.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2016

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 29, 2016